CONSOLIDATED BALANCE SHEETS - Parenthetical - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	732,018	732,018	732,018
Preferred Stock, Shares Outstanding	732,018	732,018	732,018
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	45,000,000	45,000,000	45,000,000
Common Stock, Shares, Issued	20,950,142	18,645,021	17,374,738
Common Stock, Shares, Outstanding	20,950,142	18,645,021	17,374,738